Consolidated Statement Of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Statement of Stockholders' Equity [Abstract]
Dividends declared per common share	$ 1.92	$ 1.88	$ 1.59